Accrued warranty cost	12 Months Ended
Dec. 31, 2012
Accrued warranty cost
Accrued warranty cost

19.  Accrued warranty cost

The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Beginning balance	5,931	31,277	78,751
Warranty provision	25,346	47,474	42,167
Warranty utilization	—	—	(6,692)
Ending balance	31,277	78,751	114,226